SCHEDULE OF DUE TO RELATED PARTIES (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Bizguide Corporate Service Sdn Bhd [Member]
Related Party Transaction [Line Items]
Total	$ 1,892	$ 1,763
KH Advisory Sdn Bhd [Member]
Related Party Transaction [Line Items]
Total	937	5,598
Strategic Communications Sdn Bhd 180 Degree [Member]
Related Party Transaction [Line Items]
Total	132,774
Sdn Bhd 180 Degree Holding [Member]
Related Party Transaction [Line Items]
Total	5,965
Chan Chee Hong [Member]
Related Party Transaction [Line Items]
Total	105,268
Related Party [Member]
Related Party Transaction [Line Items]
Total	$ 246,836	$ 7,361